DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]					6 Months Ended		12 Months Ended
	Oct. 04, 2021 USD ($) $ / shares	Oct. 04, 2021 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) item $ / shares	Oct. 04, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					13,020,000		13,020,000
Purchase price, per unit | $ / shares					$ 10.00		$ 10.00
Minimum Net Tangible Assets Upon Consummation Of Business Combination					$ 5,000,001		$ 5,000,001
Proceeds from issuance of units					130,200,000		130,200,000
Proceeds from issuance of Private Placement Warrants							10,000,000
Deferred underwriting fee payable					7,043,750		6,693,750
Other offering costs					13,158,021		13,158,021
Cash held outside the Trust Account					$ 497,072		953,329
Proceeds from Related Party Debt						$ 100,000	100,000
Condition for future business combination number of businesses minimum			1	1
Payments for investment of cash in Trust Account							$ 205,275,000
Condition for future business combination use of proceeds percentage					80		80
Condition for future business combination threshold Percentage Ownership					50		50
Redemption limit percentage without prior consent							100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Maximum Allowed Dissolution Expenses					$ 100,000		$ 100,000
Purchase price | $ / shares							$ 10.00
Number of shares no longer subject to forfeiture | shares					656,250		656,250
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					2,000,000		2,000,000
Proceeds from issuance of Private Placement Warrants					$ 2,000,000		$ 2,000,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price | $ / shares					$ 9.20		$ 9.20
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		20,125,000
Purchase price, per unit | $ / shares	$ 10.20	$ 10.20	$ 10.20	$ 10.20
Minimum Net Tangible Assets Upon Consummation Of Business Combination					$ 5,000,001		$ 5,000,001
Threshold Percentage Of Public Shares Subject To Redemption Without Company's Prior Written Consents					15.00%		15.00%
Proceeds from issuance initial public offering	$ 201,250,000
Transaction Costs	25,559,771	$ 25,559,771	$ 25,559,771	$ 25,559,771
Underwriting fees	3,825,000	3,825,000	3,825,000	3,825,000
Deferred underwriting fee payable	7,043,750	7,043,750	7,043,750	7,043,750
Other offering costs	894,595	$ 894,595	$ 894,595	$ 894,595	$ 1,154,518		$ 1,154,518
Offering cost related to founder shares	13,796,426
Offering cost related to equity	13,158,020
Offering Cost	638,407
Payments for investment of cash in Trust Account	$ 205,275,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					8,000,000		8,000,000
Price of warrant | $ / shares					$ 1.00		$ 1.00
Proceeds from issuance of Private Placement Warrants					$ 8,000,000		$ 8,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					8,000,000		8,000,000
Price of warrant | $ / shares					$ 1.00		$ 1.00
Proceeds from issuance of Private Placement Warrants					$ 8,000,000		$ 8,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		2,625,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Private Placement Warrants					$ 2,000,000		$ 2,000,000
Sponsor | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Sponsor forfeited common stock | shares					1,618,434		1,618,434
Stock sold | shares					1,618,434		1,618,434
Purchase price | $ / shares					$ 0.006		$ 0.006
Sponsor | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					2,732,500		2,732,500
Purchase price, per unit | $ / shares					$ 10.00		$ 10.00
Proceeds from issuance of units					$ 27,325,000		$ 27,325,000
Sponsor | Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					2,000,000		2,000,000